Reconciliation Between U.S. Gaap And Ifrs - Schedule of judicial reorganization adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Total	R$ (1,331,016)	R$ (6,502,746)
U.S. GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Settlement for lesser amounts of prepetition obligations and fair value recognition under U.S. GAAP	(6,527,238)	73,135
IFRS
Disclosure of comparative information prepared under previous GAAP [line items]
Gain on reversal of interest and foreign currency on loans and financings under IFRS	R$ 5,196,222	R$ 6,429,611